Finance Lease Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Schedule of Finance Lease Receivables	Finance lease receivables consists of the following:
	As of December 31,
	2017	2018
	RMB	RMB	US$
Gross investment in finance lease receivables	33,018,834	1,381,250,930	200,894,616
Less: unearned income	(6,610,522)	(194,596,102)	(28,302,830)
Net investment in finance lease receivables	26,408,312	1,186,654,828	172,591,786
Less: allowance for finance lease receivables	—	(28,765,413)	(4,183,756)
Finance lease receivables, net	26,408,312	1,157,889,415	168,408,030

Summary of Nonaccrural Finance Lease Receivables	The following table presents nonaccrual finance lease receivables as of December 31, 2017 and 2018, respectively.

	As of December 31,
	2017	2018
	RMB	RMB	US$
Nonaccrual finance lease receivables	—	15,486,171	2,252,370
Less: allowance for nonaccrual financial lease receivables	—	(2,399,986)	(349,063)
Nonaccrual finance lease receivables, net	—	13,086,185	1,903,307

Schedule of Aging of Past-Due Loan Financing Lease Receivables	The following table presents the aging of past-due finance lease receivables as of December 31, 2018:
	1-30	31-60	61-90	90-180	Total past
	days	days	days	days	due	Current	Total	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Finance lease receivables	28,615,122	16,647,141	11,380,743	15,486,171	72,129,177	1,114,525,651	1,186,654,828	172,591,786

Schedule of Finance Receivables, Minimum Payments to be Received	The following table presents the future minimum lease payments to be received:

	Less than 1 year	1 - 2 years	2 - 3 years	3 - 4 years	4 - 5 years	Total
	RMB	RMB	RMB	RMB	RMB	RMB
As of December 31, 2017
Finance lease receivables	9,112,991	9,112,991	8,835,630	5,957,222	—	33,018,834

	Less than 1 year	1 - 2 years	2 - 3 years	3 - 4 years	4 - 5 years	Total
	RMB	RMB	RMB	RMB	RMB	RMB
As of December 31, 2018
Finance lease receivables	550,315,459	496,391,986	284,434,371	50,109,114	—	1,381,250,930

	Less than 1 year	1 - 2 years	2 - 3 years	3 - 4 years	4 - 5 years	Total
	US$	US$	US$	US$	US$	US$
As of December 31, 2018
Finance lease receivables	80,040,064	72,197,220	41,369,264	7,288,068	—	200,894,616

Summary of Movement of Allowance for Finance Lease Receivables	Movement of allowance for finance lease receivables for the year ended December 31, 2018 is as follows:
	RMB	US$
Balance at the beginning of the year	—	—
Additions	32,010,270	4,655,701
Charge-offs	(3,244,857)	(471,945)
Balance at the end of the year	28,765,413	4,183,756
Evaluated for impairment on a portfolio basis	28,765,413	4,183,756